Risk Management - Sensitivity Analysis of Market Risk (Details)	12 Months Ended
Dec. 31, 2022
Sensitivity analysis for market risk [Abstract]
Methods used in preparing sensitivity analysis reflecting interdependencies between risk variables	The Group uses the standard method and the internally developed model (the Bank) in measuring market risk for trading positions, and allocates market risk capital through the Risk Management Committee. Risk management departments of the Group and its subsidiaries manage limits in detail including those on risk and loss with their management result regularly reported to the Risk Management Committee.the Bank and its subsidiaries manage and measure interest risk for non-trading activities through ΔNII(Change in Net Interest Income) and ΔEVE(Change in Economic Value of Equity) in accordance with IRRBB(Interest Rate Risk in the Banking Book).
Limitations that may result in information not fully reflecting fair value of assets and liabilities involved	Woori Bank, a subsidiary of the Group, uses the internal model approved by the Financial Supervisory Service to measure the VaR using the Historical Simulation Method based on a 99% confidence level and a 10-day retention period, and calculates equity capital required for market risk for calculating the BIS ratio. For internal management purposes, limit management is performed on a daily basis measuring VaR based on a 99% confidence and 1 day retention period. In addition, Woori Bank perform a daily verification that compares VaR measurement and profit and loss to verify the suitability of the model.
Methods and assumptions used in preparing sensitivity analysis	Woori Bank, a subsidiary of the Group, uses the internal model approved by the Financial Supervisory Service to measure the VaR using the Historical Simulation Method based on a 99% confidence level and a 10-day retention period, and calculates equity capital required for market risk for calculating the BIS ratio. For internal management purposes, limit management is performed on a daily basis measuring VaR based on a 99% confidence and 1 day retention period. In addition, Woori Bank perform a daily verification that compares VaR measurement and profit and loss to verify the suitability of the model.